Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation Expense	Share-based compensation expense was as follows (in millions):

	For the Years Ended December 31,
	2023	2022	2021
Total expense, pre-tax	$99.8	$105.0	$76.0
Tax benefit related to awards	16.7	16.9	17.2
Total expense, net of tax	$83.1	$88.1	$58.8

Summary of Stock Option Activity

A summary of stock option activity for the year ended December 31, 2023 is as follows (options in thousands):

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Intrinsic Value (in millions)
Outstanding at January 1, 2023	7,944	$121.94
Options granted	15	127.96
Options exercised	(733)	96.17
Options forfeited	(280)	135.28
Options expired	(725)	131.46
Outstanding at December 31, 2023	6,221	$123.29	5.0	$44.3
Vested or expected to vest as of December 31, 2023	6,176	$123.23	5.0	$44.1
Exercisable at December 31, 2023	5,012	$120.83	4.4	$41.0

Weighted Average Fair Value for Stock Options Granted

The following table presents information regarding the weighted average fair value of stock options granted, the assumptions used to determine fair value, the intrinsic value of options exercised and the tax benefit of options exercised in the indicated year:

	For the Years Ended December 31,
	2023	2022	2021
Dividend yield	0.8%	0.8%	0.6%
Volatility	27.7%	30.2%	30.3%
Risk-free interest rate	3.5%	1.9%	0.7%
Expected life (years)	5.0	5.0	5.4
Weighted average fair value of options granted	$36.65	$32.07	$43.91
Intrinsic value of options exercised (in millions)	$23.2	$20.5	$54.6
Tax benefit of options exercised (in millions)	$4.4	$4.0	$10.8

Summary of Nonvested RSU Activity

A summary of nonvested RSU activity for the year ended December 31, 2023 is as follows (RSUs in thousands):

		Weighted Average
		Grant Date
	RSUs	Fair Value
Outstanding at January 1, 2023	1,198	$147.85
Granted	1,225	127.47
Vested	(265)	124.73
Forfeited	(351)	147.16
Outstanding at December 31, 2023	1,807	$135.97